Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($)	Mar. 31, 2021	Jun. 30, 2020
Schedule of accrued expenses and other payables [Abstract]
Other payables	$ 50,606	$ 97,119
Senior officer’s salary payable	175,764	93,227
Salary payable - employees	163,850	84,588
Total	$ 390,220	$ 274,934